Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table
(a)	(b)	(d)	(f)	(g)		(h)	(i)	(j)
					Value of Initial Fixed
					$100 Investment
			Average Summary		Based On:
	Summary		Compensation	Average CAP to		Peer Group
	Compensation		Table Total for	Non-PEO	Total	Total
	Table Total for	CAP	Non-PEO	Named	Shareholder	Shareholder		Company Adjusted EBIT Margin[3]
	PEO	to PEO[4]	Named Executives[1]	Executives[1,4]	Return	Return[2]	Net Income
Year	($)	($)	($)	($)	($)	($)	(in $M)	(%)
2025	27,519,558	49,214,346	14,932,140	24,411,746	197	149	(8,182)	3.6
2024	24,861,866	14,223,664	14,027,714	8,570,838	138	121	5,879	5.5
2023	26,470,033	29,358,700	13,582,049	14,315,576	159	113	4,347	5.9
2022	20,996,146	(14,879,370)	12,379,576	(3,677,839)	137	85	(1,981)	6.6
2021	22,813,174	73,772,804	12,948,787	30,831,937	237	125	17,937	7.3
1.	The Non-PEO Named Executives for 2021 were John T. Lawler, William Clay Ford, Jr., Michael Amend, and J. Doug Field; for 2022 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, and Kumar Galhotra; for 2023 and 2024 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, and Peter C. Stern; and for 2025 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, Sherry A. House, and Alicia Boler Davis.
2.	The “Peer Group” referenced in this column is the Dow Jones Automobiles & Parts Titans 30 Index. This is the same index used to prepare the Company’s “Stock Performance Graph” included in our Annual Report on Form 10-K for the year ended December 31, 2025.
3.	Company adjusted EBIT Margin is a non-GAAP financial measure most comparable to U.S. GAAP’s “Company Net Income/(Loss) Margin.” Company adjusted EBIT Margin is Company adjusted EBIT divided by Company revenue. In turn, Company adjusted EBIT is a non-GAAP financial measure most comparable to U.S. GAAP’s “Net Income/(Loss). Company adjusted EBIT excludes interest on debt (excluding Ford Credit Debt), taxes, and pre-tax special items. Our management excludes special items from its review of the results of the operating segments for purposes of measuring segment profitability and allocating resources. Our categories of pre-tax special items and the applicable significance guideline for each item (which may consist of a group of items related to a single event or action) are as follows:

Pre-Tax Special Item		Significance Guideline
•	Pension and OPEB remeasurement gains and losses	•	No minimum
•	Personnel expenses, supplier- and dealer-related costs, and facility-related charges stemming from our efforts to match production capacity and cost structure to market demand and changing model mix	•	Generally $100 million or more
•	Other items that we do not necessarily consider to be indicative of earnings from ongoing operating activities	•	$500 million or more for individual field service actions; generally $100 million or more for other items

Company adjusted EBIT Margin is useful to management and investors because it allows users to evaluate our operating results aligned with industry reporting. Company adjusted EBIT is useful to management and investors because it focuses on underlying operating results and trends, and improves comparability of our period-over-period results. Please refer to Appendix III to this Proxy Statement for a reconciliation of Company Net Income/(Loss) Margin to Company adjusted EBIT Margin and the underlying reconciliation of Net Income/(Loss) to Company adjusted EBIT.

4.	As noted above, the values reported in these columns represent CAP, calculated in accordance with SEC rules. The values do not reflect the actual amount of compensation earned by or paid to our Named Executives during the applicable year. Numbers in the above table and the tables below may not sum due to rounding. To calculate CAP in accordance with SEC rules, the amounts shown in the tables below were added to, or deducted from, the applicable SCT Totals. For additional information on how the CAP values for 2021, 2022, 2023, and 2024 were calculated, please see Footnote 4 to the Pay versus Performance Table beginning on page 81 of our Proxy Statement for Ford’s Annual Meeting of Shareholders held May 8, 2025, filed with the SEC on March 28, 2025, Footnote 4 to the Pay versus Performance Table beginning on page 78 of our Proxy Statement for Ford’s

Annual Meeting of Shareholders held May 9, 2024, filed with the SEC on March 29, 2024, and Footnote 4 to the Pay versus Performance Table beginning on page 78 of our Proxy Statement for Ford’s Annual Meeting of Shareholders held May 11, 2023, filed with the SEC on March 31, 2023:

PEO 2025 SCT Total Compensation to CAP Reconciliation:

Year	SCT Total Compensation ($)	Less Grant Date Fair Value Of Equity-Based Awards ($)	Plus Value of Equity-Based Awards Calculated According to SEC Specified Methodology ($)[i]	CAP ($)ii
2025	27,519,558	18,868,309	40,563,097	49,214,346

Average Non-PEO Named Executive 2025 SCT Total Compensation to CAP Reconciliation:

Year	SCT Total Compensation ($)	Less Grant Date Fair Value of Equity-Based Awards and Aggregate Change in Present Value of Pension Benefit ($)	Plus Value of Equity- Based Awards Calculated According to SEC Specified Methodology ($)[i]	Plus Actuarially Determined Pension Service Cost and Prior Service Cost ($)ii, iii	CAP ($)
2025	14,932,140	11,455,713	20,918,162	17,157	24,411,746

i	Reflects the change in value of equity-based awards calculated in accordance with the SEC specified methodology for determining CAP for 2025. With respect to dividend equivalents that accrue on our equity awards, the value of such dividend equivalents is included in the values in this column. For more on how dividend equivalents accrue on our equity awards, see Policy on Dividend Equivalents on Equity Grants on page 58.

Supplemental Detail of PEO Equity-Based Awards Change in Value for 2025:

Year	Type of Award	Fair Value of Reported Year’s Awards at Fiscal Year End (a) ($)	Change in Value of Prior Years’ Awards Unvested at Fiscal Year End (b) ($)	Change in Value of Prior Years’ Awards that Vested in Year Reported (c) ($)	Value of Awards Included in CAP for Year Reported (d) = (a) + (b) + (c) ($)
2025	RSUs	9,716,488	2,380,066	(187,677)	11,908,877
	PSUs	20,705,999	9,729,415	(1,781,194)	28,654,220
	Options	—	—	—	—
	Total	30,422,487	12,109,481	(1,968,871)	40,563,097

Supplemental Detail of Average Non-PEO Named Executive Equity-Based Awards Change in Value for 2025:

		Fair Value of Reported	Change in Value of Prior Years’	Change in Value of Prior Years’ Awards	Value of Awards Included in CAP
Year	Type of Award	Year’s Awards at Fiscal Year End (a) ($)	Awards Unvested at Fiscal Year End (b) ($)	that Vested in Year Reported (c) ($)	for Year Reported (d) = (a) + (b) + (c) ($)
2025	RSUs	5,687,336	1,056,341	141,270	6,884,948
	PSUs	11,164,668	3,497,496	(628,950)	14,033,214
	Options	—	—	—	—
	Total	16,852,004	4,553,837	(487,680)	20,918,162

ii	We do not report a change in pension value for Mr. Farley because he does not participate in any of our pension benefit plans.

iii	This column is included to show the addition of the actuarial present value of our Non-PEO Named Executives’ average service cost under pension plans attributable to services rendered during the noted year.

Company Selected Measure Name		Company Adjusted EBIT Margin
Named Executive Officers, Footnote [Text Block]		The Non-PEO Named Executives for 2021 were John T. Lawler, William Clay Ford, Jr., Michael Amend, and J. Doug Field; for 2022 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, and Kumar Galhotra; for 2023 and 2024 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, and Peter C. Stern; and for 2025 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, Sherry A. House, and Alicia Boler Davis.
Peer Group Issuers, Footnote [Text Block]		The “Peer Group” referenced in this column is the Dow Jones Automobiles & Parts Titans 30 Index. This is the same index used to prepare the Company’s “Stock Performance Graph” included in our Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount		$ 27,519,558	$ 24,861,866	$ 26,470,033	$ 20,996,146	$ 22,813,174
PEO Actually Paid Compensation Amount	[1]	$ 49,214,346	14,223,664	29,358,700	(14,879,370)	73,772,804
Adjustment To PEO Compensation, Footnote [Text Block]

PEO 2025 SCT Total Compensation to CAP Reconciliation:

Year	SCT Total Compensation ($)	Less Grant Date Fair Value Of Equity-Based Awards ($)	Plus Value of Equity-Based Awards Calculated According to SEC Specified Methodology ($)[i]	CAP ($)ii
2025	27,519,558	18,868,309	40,563,097	49,214,346

Supplemental Detail of PEO Equity-Based Awards Change in Value for 2025:

Year	Type of Award	Fair Value of Reported Year’s Awards at Fiscal Year End (a) ($)	Change in Value of Prior Years’ Awards Unvested at Fiscal Year End (b) ($)	Change in Value of Prior Years’ Awards that Vested in Year Reported (c) ($)	Value of Awards Included in CAP for Year Reported (d) = (a) + (b) + (c) ($)
2025	RSUs	9,716,488	2,380,066	(187,677)	11,908,877
	PSUs	20,705,999	9,729,415	(1,781,194)	28,654,220
	Options	—	—	—	—
	Total	30,422,487	12,109,481	(1,968,871)	40,563,097

Non-PEO NEO Average Total Compensation Amount	[2]	$ 14,932,140	14,027,714	13,582,049	12,379,576	12,948,787
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 24,411,746	8,570,838	14,315,576	(3,677,839)	30,831,937
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO Named Executive 2025 SCT Total Compensation to CAP Reconciliation:

Year	SCT Total Compensation ($)	Less Grant Date Fair Value of Equity-Based Awards and Aggregate Change in Present Value of Pension Benefit ($)	Plus Value of Equity- Based Awards Calculated According to SEC Specified Methodology ($)[i]	Plus Actuarially Determined Pension Service Cost and Prior Service Cost ($)ii, iii	CAP ($)
2025	14,932,140	11,455,713	20,918,162	17,157	24,411,746

Supplemental Detail of Average Non-PEO Named Executive Equity-Based Awards Change in Value for 2025:

		Fair Value of Reported	Change in Value of Prior Years’	Change in Value of Prior Years’ Awards	Value of Awards Included in CAP
Year	Type of Award	Year’s Awards at Fiscal Year End (a) ($)	Awards Unvested at Fiscal Year End (b) ($)	that Vested in Year Reported (c) ($)	for Year Reported (d) = (a) + (b) + (c) ($)
2025	RSUs	5,687,336	1,056,341	141,270	6,884,948
	PSUs	11,164,668	3,497,496	(628,950)	14,033,214
	Options	—	—	—	—
	Total	16,852,004	4,553,837	(487,680)	20,918,162

ii	We do not report a change in pension value for Mr. Farley because he does not participate in any of our pension benefit plans.

iii	This column is included to show the addition of the actuarial present value of our Non-PEO Named Executives’ average service cost under pension plans attributable to services rendered during the noted year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List, Table

Critical Performance Measures

The seven measures listed below represent the most important financial and non-financial performance measures used to tie 2025 executive compensation to Company performance. The measures in this table are not ranked.

For a discussion of each of these performance measures and how they tie to our performance-based compensation practices, refer to the CD&A, beginning on page 41.

Most Important Financial and Non-Financial
Performance Measures
Company Adjusted EBIT Margin
Company Adjusted EBIT
Company Adjusted Free Cash Flow
Adjusted Return on Invested Capital
Company Revenue
Quality
rTSR of 2025 PSU TSR Peer Group

* See Long-Term Incentive Plan, beginning on page 47, for more information about the structure of our PSU grants and the peer group used for measuring rTSR for PSUs.

Total Shareholder Return Amount		$ 197	138	159	137	237
Peer Group Total Shareholder Return Amount	[3]	149	121	113	85	125
Net Income (Loss) Attributable to Parent		$ (8,182,000,000)	$ 5,879,000,000	$ 4,347,000,000	$ (1,981,000,000)	$ 17,937,000,000
Company Selected Measure Amount	[4]	3,600,000	5,500,000	5,900,000	6,600,000	7,300,000
PEO Name		James D. Farley, Jr.
PEO [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 9,716,488
PEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,380,066
PEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(187,677)
PEO [Member] | Total Equity Awards Adjustments Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,908,877
PEO [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		20,705,999
PEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,729,415
PEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,781,194)
PEO [Member] | Total Equity Awards Adjustments Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		28,654,220
PEO [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Total Equity Awards Adjustments Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		30,422,487
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,109,481
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,968,871)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		40,563,097
Non-PEO NEO [Member] | Plus Value of Equity-Based Awards Calculated According to SEC Specified Methodology
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	20,918,162
Non-PEO NEO [Member] | Less Grant Date Fair Value Of Equity-Based Awards and Aggregate Change in Present Value of Pension Benefit
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,455,713
Non-PEO NEO [Member] | Plus Actuarially Determined Pension Service Cost and Prior Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6],[7]	17,157
Non-PEO NEO [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,687,336
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,056,341
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		141,270
Non-PEO NEO [Member] | Total Equity Awards Adjustments Restricted Stock Awards Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,884,948
Non-PEO NEO [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,164,668
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,497,496
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(628,950)
Non-PEO NEO [Member] | Total Equity Awards Adjustments Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		14,033,214
Non-PEO NEO [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Year End Of Outstanding And Unvested Awards Granted In Prior Years Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Total Equity Awards Adjustments Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		16,852,004
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,553,837
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(487,680)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		20,918,162
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		27,519,558
PEO Actually Paid Compensation Amount	[7]	49,214,346
PEO [Member] | PEO [Member] | Less Grant Date Fair Value Of Equity-Based Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,868,309
PEO [Member] | PEO [Member] | Plus Value of Equity-Based Awards Calculated According to SEC Specified Methodology
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	$ 40,563,097
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Name		Company Adjusted EBIT Margin
Non-GAAP Measure Description [Text Block]
3.	Company adjusted EBIT Margin is a non-GAAP financial measure most comparable to U.S. GAAP’s “Company Net Income/(Loss) Margin.” Company adjusted EBIT Margin is Company adjusted EBIT divided by Company revenue. In turn, Company adjusted EBIT is a non-GAAP financial measure most comparable to U.S. GAAP’s “Net Income/(Loss). Company adjusted EBIT excludes interest on debt (excluding Ford Credit Debt), taxes, and pre-tax special items. Our management excludes special items from its review of the results of the operating segments for purposes of measuring segment profitability and allocating resources. Our categories of pre-tax special items and the applicable significance guideline for each item (which may consist of a group of items related to a single event or action) are as follows:

Pre-Tax Special Item		Significance Guideline
•	Pension and OPEB remeasurement gains and losses	•	No minimum
•	Personnel expenses, supplier- and dealer-related costs, and facility-related charges stemming from our efforts to match production capacity and cost structure to market demand and changing model mix	•	Generally $100 million or more
•	Other items that we do not necessarily consider to be indicative of earnings from ongoing operating activities	•	$500 million or more for individual field service actions; generally $100 million or more for other items

Company adjusted EBIT Margin is useful to management and investors because it allows users to evaluate our operating results aligned with industry reporting. Company adjusted EBIT is useful to management and investors because it focuses on underlying operating results and trends, and improves comparability of our period-over-period results. Please refer to Appendix III to this Proxy Statement for a reconciliation of Company Net Income/(Loss) Margin to Company adjusted EBIT Margin and the underlying reconciliation of Net Income/(Loss) to Company adjusted EBIT.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Name		Company Adjusted EBIT
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Name		Company Adjusted Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Name		Adjusted Return on Invested Capital
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Name		Company Revenue
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Name		Quality
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Name		rTSR of 2025 PSU TSR Peer Group

[1]	As noted above, the values reported in these columns represent CAP, calculated in accordance with SEC rules. The values do not reflect the actual amount of compensation earned by or paid to our Named Executives during the applicable year. Numbers in the above table and the tables below may not sum due to rounding. To calculate CAP in accordance with SEC rules, the amounts shown in the tables below were added to, or deducted from, the applicable SCT Totals. For additional information on how the CAP values for 2021, 2022, 2023, and 2024 were calculated, please see Footnote 4 to the Pay versus Performance Table beginning on page 81 of our Proxy Statement for Ford’s Annual Meeting of Shareholders held May 8, 2025, filed with the SEC on March 28, 2025, Footnote 4 to the Pay versus Performance Table beginning on page 78 of our Proxy Statement for Ford’s
[2]	The Non-PEO Named Executives for 2021 were John T. Lawler, William Clay Ford, Jr., Michael Amend, and J. Doug Field; for 2022 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, and Kumar Galhotra; for 2023 and 2024 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, and Peter C. Stern; and for 2025 were John T. Lawler, William Clay Ford, Jr., J. Doug Field, Sherry A. House, and Alicia Boler Davis.
[3]	The “Peer Group” referenced in this column is the Dow Jones Automobiles & Parts Titans 30 Index. This is the same index used to prepare the Company’s “Stock Performance Graph” included in our Annual Report on Form 10-K for the year ended December 31, 2025.
[4]	Company adjusted EBIT Margin is a non-GAAP financial measure most comparable to U.S. GAAP’s “Company Net Income/(Loss) Margin.” Company adjusted EBIT Margin is Company adjusted EBIT divided by Company revenue. In turn, Company adjusted EBIT is a non-GAAP financial measure most comparable to U.S. GAAP’s “Net Income/(Loss). Company adjusted EBIT excludes interest on debt (excluding Ford Credit Debt), taxes, and pre-tax special items. Our management excludes special items from its review of the results of the operating segments for purposes of measuring segment profitability and allocating resources. Our categories of pre-tax special items and the applicable significance guideline for each item (which may consist of a group of items related to a single event or action) are as follows:
[5]	Reflects the change in value of equity-based awards calculated in accordance with the SEC specified methodology for determining CAP for 2025. With respect to dividend equivalents that accrue on our equity awards, the value of such dividend equivalents is included in the values in this column. For more on how dividend equivalents accrue on our equity awards, see Policy on Dividend Equivalents on Equity Grants on page 58.
[6]	This column is included to show the addition of the actuarial present value of our Non-PEO Named Executives’ average service cost under pension plans attributable to services rendered during the noted year.
[7]	We do not report a change in pension value for Mr. Farley because he does not participate in any of our pension benefit plans.